Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011 countries
Finite-Lived Intangible Assets [Line Items]
Amortization of financing costs	$ 10,217	$ 27,961
Amortization of software development costs and other assets	95,548	45,961
Number of Countries in which Entity Operates				143
Finite-Lived Intangible Assets, Gross	142,377	136,377
Finite-Lived Intangible Assets, Remaining Amortization Period	1 year
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	77,276	77,276		125,525
Impairment of Intangible Assets, Finite-lived			48,249
General and Administrative Expense [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of software development costs and other assets	18,000
Advertisers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of Customers Acquired				12,000
Twitter Creators [Member]
Finite-Lived Intangible Assets [Line Items]
Network of Customers Acquired				20,000
Secured Line of Credit Facility [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of financing costs		27,961
Unamortized Debt Issuance Expense	$ 1,000